OTHER INFORMATION (Details) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€) € / shares shares
Share options [member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	1,040,061
Fair value of the LTIP in USD | €	€ 5,362,790
Weighted average price in USD | € / shares	€ 5.16
Options granted during the period	208,012
Options exercised during the period
Options outstanding	208,012
Exercisable
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	969,635
Fair value of the LTIP in USD | €	€ 5,216,702
Weighted average price in USD | € / shares	€ 5.38
Options granted during the period	193,927
Options exercised during the period
Options outstanding	193,927
Exercisable
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries
Fair value of the LTIP in USD | €	€ 4,251,718
Weighted average price in USD | € / shares
Options granted during the period	39,025
Options exercised during the period
Options outstanding	39,025
Exercisable